Accounts payable from acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Accounts payable from acquisition of subsidiaries
Schedule of accounts payable from the acquisitions of subsidiaries

	12/31/2020	12/31/2019
Installments not subject to restatement (*)	65,122	57,246
Installments subject to restatement based on the change of IPCA	21,441	12,666
Napse installments subject to restatement based on exchange-rate change and LIBOR.	10,325	16,960
Installments subject to restatement based on the change of IGPM	10,162	8,253
Installments subject to restatement based on the change in the CDI rate	944	284
Adjustment to present value (**)	(7,208)	(12,340)
	100,786	83,069
Current liabilities	57,346	43,432
Non-current liabilities	43,440	39,637

(*) Amounts related to fixed monthly contractual installments and estimated of earn-outs (reviewed on annual basis)

(**) Amounts related to the APV on the fixed monthly contractual installments and earn-outs

Schedule of maturities of non-current liabilities in acquisitions of businesses

Period	12/31/2020	12/31/2019

2021	—	23,691
2022	30,192	11,715
2023	5,739	4,231
2024	2,118	—
2025	5,391	—
	43,440	39,637

Schedule of changes in the consolidated related accounts payable from acquisition of subsidiaries

	12/31/2020	12/31/2019
Previous balance	83,069	112,487
Addition due to acquisition (*)	57,611	54,723
Payment of principal/financial charges paid	(42,609)	(48,093)
Update of financial charges/ Adjustment in present value	14,080	11,108
Contingencies (**)	(725)	(7,773)
Write-offs Earn-Out (***)	(10,640)	(39,383)
	100,786	83,069

(*)Additions for acquisitions being PinPag R$ 35,917, Neemo R$ 5,999, Humanus R$ 5,525, Millenium R$ 4,250, Mercadapp R$ 3,292 Seta R$ 884, Hiper R$ 872 and Napse 872

(**) Contingencies arising from the acquired companies, offset by the amounts that the Company and its subsidiaries have to pay to former management

(***)The amounts refer to reversal of unachieved Earn-out goals of the acquirees Sback, Synthesis, Único, Hiper, PinPag and ITEC